Interest Paid in Cash Including Payments Related to Derivative Contracts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net Cash Provided by (Used in) Financing Activities, Continuing Operations [Abstract]
Interest paid in cash including payments related to derivative contracts	$ 84.6	$ 87.0	$ 84.7